EQ ADVISORS TRUSTSM

SUPPLEMENT DATED JUNE 30, 2016 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL

INFORMATION DATED MAY 1, 2016, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information of EQ Advisors Trust (“Trust”) dated May 1, 2016, as supplemented. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding a change to the portfolio managers for the AXA Global Equity Managed Volatility Portfolio (“Portfolio”).

Information Regarding

AXA Global Equity Managed Volatility Portfolio

Effective immediately, Ana Cristina Piedrahita no longer serves as a member of the team that is jointly and primarily responsible for the securities selection, research and trading for a portion of the Active Allocated Portion of the Portfolio.

References to Ana Cristina Piedrahita contained in the sections of the Prospectus entitled “AXA Global Equity Managed Volatility Portfolio – Class IA, IB and K Shares – Who Manages the Portfolio – Sub-Adviser: Morgan Stanley Investment Management, Inc. – Portfolio Managers” and “Management of the Trust – The Sub-Advisers – Morgan Stanley Investment Management, Inc.” are hereby deleted in their entirety. Furthermore, the third paragraph in the section of the Prospectus entitled “Management of the Trust – The Sub-Advisers – Morgan Stanley Investment Management, Inc.” is hereby deleted in its entirety.

*******

References to Ana Cristina Piedrahita, contained in the section of the Statement of Additional Information entitled “Appendix C – Portfolio Manager Information” with respect to the Portfolio are hereby deleted in their entirety.